EARNINGS (LOSS) PER SHARE	11 Months Ended
Dec. 31, 2021
Bitech Mining Corporation [Member]
EARNINGS (LOSS) PER SHARE

NOTE 4 - EARNINGS (LOSS) PER SHARE

The following table provides a reconciliation of the numerators and denominators reflected in the basic and diluted earnings per share computations, as required by ASC No. 260, “Earnings per Share.”

Basic earnings per share (“EPS”) is computed by dividing reported earnings available to stockholders by the weighted average shares outstanding.

2021
Basic EPS
Net Loss	$(284,959)
Weighted Average Shares	89,727,414

Basic Loss Per Share	$(0.00)